Loss Before Tax (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Employee benefit expense (including directors’ remuneration):
Equity-settled share-based compensation expense	$ 35,091	$ 25,365
Profit Loss Before Tax Arrived After Charging And Crediting
Employee benefit expense (including directors’ remuneration):
Wages and salaries	148,850	104,324
Pension scheme contributions (defined contribution schemes)	5,251	4,333
Equity-settled share-based compensation expense	$ 35,091	$ 25,365